AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 26, 1999

                                                SECURITIES ACT FILE NO. 33-49354
                                        INVESTMENT COMPANY ACT FILE NO. 811-6725
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ---------------
                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                         PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 8                     [X]


                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]
                                AMENDMENT NO. 10                            [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                ---------------
                MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                ---------------
                             800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                (609) 282-2800
             (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                                ---------------
                                 ARTHUR ZEIKEL
                MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
                800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY
                                MAILING ADDRESS:
                P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                ---------------
                                   COPIES TO:

                                                MICHAEL J. HENNEWINKEL, ESQ.
              COUNSEL FOR THE FUND:
     SWIDLER BERLIN SHEREFF FRIEDMAN, LLP      MERRILL LYNCH ASSET MANAGEMENT
              919 THIRD AVENUE                          P.O. BOX 9011
             NEW YORK, NY 10022-9998          PRINCETON, NEW JERSEY 08543-9011
       ATTENTION: JOEL H. GOLDBERG, ESQ.

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.
                                ---------------
               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK
                                APPROPRIATE BOX):
                      [ ] immediately upon filing pursuant to paragraph (b)

                      [X] on February 27, 1999 pursuant to paragraph (b)
                      [ ] 60 days after filing pursuant to paragraph (a) (l)

                      [ ] on (date) pursuant to paragraph (a) (l)
                      [ ] 75 days after filing pursuant to paragraph (a) (2)
                      [ ] on (date) pursuant to paragraph (a) (2) of Rule 485.

               IF APPROPRIATE, CHECK THE FOLLOWING BOX:
                   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[MERRILL LYNCH LOGO HERE]



[PROSPECTUS GRAPHIC HERE]




           Merrill Lynch Consults International Portfolio


[PROSPECTUS GRAPHIC HERE]




                               February 27, 1999


This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                      PAGE
[KEY FACTS GRAPHIC HERE]



       KEY FACTS
       --------------------------------------------------------------------
       The Merrill Lynch Consults International Portfolio at a Glance.....3
       Risk/Return Bar Chart..............................................5
       Fees and Expenses..................................................6

[DETAILS ABOUT THE FUND GRAPHIC HERE]

       DETAILS ABOUT THE FUND
       --------------------------------------------------------------------
       How the Fund Invests...............................................8
       Investment Risks..................................................10


[YOUR ACCOUNT GRAPHIC HERE]

       YOUR ACCOUNT
       --------------------------------------------------------------------
       How to Buy, Sell and Transfer Shares..............................16


[MANAGEMENT OF THE FUND GRAPHIC HERE]

       MANAGEMENT OF THE FUND
       --------------------------------------------------------------------
       Merrill Lynch (Suisse) Investment Management S.A.................22
       Financial Highlights.............................................23


[FOR MORE INVORMATION GRAPHIC HERE]

       FOR MORE INFORMATION
       --------------------------------------------------------------------
       Shareholder Reports.......................................Back Cover
       Statement of Additional Information.......................Back Cover


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[KEY FACTS GRAPHIC HERE]



THE MERRILL LYNCH CONSULTS INTERNATIONAL
PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------



In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.


COMMON STOCK -- shares of ownership of a corporation.


PREFERRED STOCK -- class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.


CONVERTIBLE SECURITIES --
corporate securities (usually preferred stock or bonds) that are exchangeable for a fixed number of other securities (usually common stock) at a set price or formula.


INDEXED SECURITIES -- derivative securities the values of which are linked to equity securities or securities indices.

What are the Fund's objective and goals?


The investment objective of the Fund is to seek the highest total investment return that is consistent with prudent risk through investment in a diversified international portfolio of equity securities, other than United States equity securities. In other words, it tries to choose investments that will both provide high current income and increase in value, without undue risk. The Fund cannot guarantee that it will achieve its goals.




What are the Fund's main investment strategies?


The Fund invests primarily in a diversified portfolio of equity securities of companies located outside the United States that Fund management believes are undervalued or have good prospects for earnings growth. A company's stock is considered undervalued when its price is less than what Fund management believes it is worth. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than companies with slower earnings growth.


Equity securities include COMMON STOCKS, PREFERRED STOCKS, CONVERTIBLE SECURITIES and INDEXED SECURITIES. The Fund will normally invest at least 65% of its total assets in equity securities of companies located in at least three foreign countries, and expects to invest at least 50% of its assets in securities of companies located in Western Europe and the Far East. Fund management believes that an internationally diversified portfolio may offer higher total investment return than a portfolio of securities of one securities market. This is because the securities markets of different countries may move independently of one another and when they are combined into one portfolio, risk may be reduced. Fund management will make investments based on its assessment of international economic and market trends including its evaluation of the condition and growth potential of various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors.





What are the main risks of investing in the Fund?


As with any mutual fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may go up or down. These changes may occur because a stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. If the value of the Fund's investments goes down, you may lose money. Investments that Fund management selects may underperform stock market indexes or other funds with similar investment objectives and investment strategies.



                      MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

THE MERRILL LYNCH CONSULTS INTERNATIONAL
PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
[KEY FACTS GRAPHIC HERE]




     Key Facts

MERRILL LYNCH CONSULTS(R) SERVICE offers to assist clients in selecting and retaining, from a roster of managers, one or more professional portfolio managers who generally emphasize investment in United States securities.

MERRILL LYNCH STRATEGIC PORTFOLIO ADVISOR(R) SERVICE provides business and individual clients with a comprehensive package of consulting, investment and account services.




The Fund will invest most of its assets in non-U.S. securities. Foreign investing involves special risks -- including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.




Who should invest?

You may buy shares of the Fund if you are a client of the MERRILL LYNCH CONSULTS(R) SERVICE or of the MERRILL LYNCH STRATEGIC PORTFOLIO ADVISOR(R) SERVICE.


The Fund may be an appropriate investment for you if you:


     o Are investing with long term goals, such as retirement or funding a child's education.

     o Want a professionally managed and diversified international portfolio.

     o Are looking for exposure to a variety of foreign markets.


     o In seeking total investment return, you are willing to accept the risk that the value of your investment may decline.



                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
4

RISK/RETURN BAR CHART




--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance for each complete calendar year since the Fund's inception. The table compares the Fund's average annual total returns for the periods shown with those of the Morgan Stanley Capital International Europe, Asia, Far East (EAFE) Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


[RISK/BAR CHART GRAPHIC APPEARS HERE]

22.37%   1.94%   9.68%   5.01%    3.82%   2.91%
----------------------------------------------
1993    1994    1995    1996     1997    1998


During the period shown in the bar chart, the highest return for a quarter was 14.04% (quarter ended June 30, 1997) and the lowest return for a quarter was -18.22% (quarter ended September 30, 1998).





AVERAGE ANNUAL TOTAL
RETURNS (FOR THE
CALENDAR YEAR ENDED)            PAST          PAST
DECEMBER 31, 1998             ONE YEAR     FIVE YEARS     SINCE INCEPTION
--------------------------   ----------   ------------   ----------------
 Merrill Lynch Consults
 International Portfolio         2.91%         4.64%            6.69%+
 Morgan Stanley
 Capital International
 EAFE Index*                    20.00%         9.19%           11.53%++
--------------------------      -----          ----            -----


 * This unmanaged Index measures the total returns of developed foreign stock markets in Europe, Asia and the Far East. Past performance is not predictive of future performance.

 + Inception date is September 14, 1992.

++ Since September 30, 1992.

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

FEES AND EXPENSES
--------------------------------------------------------------------------------
[KEY FACTS GRAPHIC HERE]




     Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

EXPENSES PAID DIRECTLY BY THE SHAREHOLDER:


SHAREHOLDER FEES -- these include sales charges which you may pay when you buy or sell shares of the Fund.

EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER:


ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.


MANAGEMENT FEE -- a fee paid to the Investment Adviser for managing the Fund.


DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.



SERVICE (ACCOUNT
MAINTENANCE) FEES -- fees used to compensate securities dealers for account maintenance activities.

This table shows the fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.




 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT): (A)
------------------------------------------------------
  Maximum Sales Charge (Load) imposed on purchases
  (as a percentage of offering price)                       None
  Maximum Deferred Sales Charge (Load)
  (as a percentage of original purchase price or
  redemption proceeds, whichever is lower)                  None
  Maximum Sales Charge (Load)
  imposed on Dividend Reinvestments                         None
  Redemption Fee                                            None
  Exchange Fee                                              None
  Maximum Account Fee                                       None
 ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):
  MANAGEMENT FEE                                             0.75%
  DISTRIBUTION AND/OR SERVICE (12B-1) FEES(B)                1.00%
  Other Expenses (including transfer agency fees)(c)         0.70%
    Administrative Fees (c)                                  0.25%
 Total Annual Fund Operating Expenses(d)                     2.70%
------------------------------------------------------      -----



(a) Each client of the Merrill Lynch Consults(R) Service and of the Merrill Lynch Strategic Portfolio AdvisorSM Service is charged an annual fee of up to 3% (charged on a quarterly basis) of the value of the client's portfolio. This fee is not charged on the portion of the client's assets maintained in the Fund. A client investing directly in the Fund will not be subject to the 3% charge at any time while the assets remain in the Fund.


(b) The Fund calls the "Service Fee" an "Account Maintenance Fee." Account Maintenance Fee is the term used elsewhere in this Prospectus and in other Fund materials.


(c) The Fund pays the Transfer Agent $11.00 per shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. The Fund also pays a $0.20 monthly closed account charge, which is assessed upon all accounts that close during the year. This fee begins the month following the month the account is closed and ends at the end of the calendar year. For the fiscal year ended October 31, 1998, the Fund paid the Transfer Agent fees totaling $34,506. The Administrator provides accounting services to the Fund at its cost. For the fiscal year ended October 31, 1998, the Fund reimbursed the Administrator $150,624 for these services.


(d) In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or redeems shares. This fee is currently waived for clients of the Merrill Lynch Consults(R) Service and of the Merrill Lynch Strategic Portfolio AdvisorSM Service.



                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
6

EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



    1 Year       3 Years     5 Years     10 Years
-------------   ---------   ---------   ---------
     $273          $838     $1,430      $3,032
-------------      ----     ------      ------



                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[DETAILS ABOUT THE FUND GRAPHIC HERE]




HOW THE FUND INVESTS
--------------------------------------------------------------------------------



ABOUT THE
PORTFOLIO MANAGER
Christophe Velay is a Vice President and the portfolio manager of the Fund. Mr. Velay has been a Portfolio Manager of Merrill Lynch Bank (Suisse) S.A. since 1986. Mr. Velay has been primarily responsible for the management of the Fund's portfolio since 1998.

ABOUT THE
INVESTMENT ADVISER
The Fund is managed by Merrill Lynch (Suisse) Investment Management S. A.


The Fund's main goal is to provide the highest total investment return that is consistent with prudent risk. The Fund tries to achieve its goal by investing in a diversified portfolio of equity securities of companies located outside the United States. In selecting securities, the Fund emphasizes those securities that Fund management believes to be undervalued or have good prospects for earnings growth.


The Fund will normally invest at least 65% of its total assets in equity securities of companies located in at least three foreign countries, and expects to invest at least 50% of its assets in securities of companies located in Western Europe and the Far East. The Fund may also invest in capital markets throughout the world (except in the United States). Equity securities consist of:



     o Common Stock
     o Preferred Stock

     o Securities Convertible into Common Stock, including American Depositary Receipts and European Depositary Receipts

     o Derivative securities, such as indexed and inverse securities, the values of which are indexed or linked to the market values of other equity securities or indices of equity securities, options and futures.


The Fund considers a company to be "located" in the country where:

     o it is legally organized,
     o the primary trading market for its securities is located, or
     o at least 50% of the company's (and its subsidiaries) non-current assets, capitalization, gross revenues or profits have been located during one of the last two fiscal years.


Under this definition, the Fund considers American Depositary Receipts to be securities of companies located outside the United States. An investment in a U.S. closed-end fund will be considered to be a non-U.S. investment if the closed-end fund primarily invests in non-U.S. securities.


A company's stock is considered undervalued when the stock's current price is less than Fund management believes a share of the company is worth. Fund management feels a company's worth can be assessed by several factor, such as


     o financial resources
     o value of assets


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
8

     o sales and earnings growth
     o product development
     o quality of management
     o overall business prospects


A company's stock may become undervalued when most investors fail to perceive the company's strengths in one or more of these areas. A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than companies with slower earnings growth.


Fund management believes that an internationally diversified portfolio may offer higher total investment return than a portfolio of securities of one securities market. Historically, the securities markets of many countries generally have moved independently of one another due to different economic, financial, political and social factors. Fund management believes that when a single portfolio combines securities of markets that are moving in different directions, the total risk of the portfolio may be reduced, while the total investment return of the portfolio may be increased. Exchange rates move independently of the securities markets in a particular country, however, and any gains made in a particular market may be adversely affected by changes in exchange rates. Fund management will use a flexible investment approach and will vary its policies as to geographic and industry diversification based on its assessment of international economic and market trends. Its evaluation could include the condition and growth potential of various economies and securities markets, currency and taxation considerations and other financial, social, national and political factors.

The Fund may use derivative instruments including indexed and inverse securities, options, futures and currency forwards. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold) or an index such as the Morgan Stanley Capital International Europe, Asia, Far East Index. The Fund may use indexed and inverse securities to seek enhanced returns, hedge other positions, or vary portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions. The Fund may purchase and sell options, futures and forward currency contracts for hedging purposes. In addition, the Fund may write (or sell) options on securities to earn income.


The Fund may invest in repurchase agreements, illiquid securities and may engage in securities lending. As a temporary measure for defensive purposes or to provide for redemptions, the Fund may hold cash or cash equivalents (in


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[DETAILS ABOUT THE FUND GRAPHIC HERE]



     Details About the Fund






U.S. dollars or foreign currencies) and short term securities, including money market securities, without limitation. Investments in short term securities can be sold easily and have limited risk of loss but earn only limited returns. Therefore, the Fund may not achieve its investment objective.



INVESTMENT RISKS
--------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.


STOCK MARKET AND SELECTION RISK -- Stock market risk is the risk that the stock markets will go up or down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the investments that Fund management selects will underperform stock market indexes or other funds with similar investment objectives and investment strategies.


FOREIGN MARKET RISK -- Since the Fund may invest in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because stocks traded on foreign markets have often (though not always) performed differently than stocks in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.


FOREIGN ECONOMY RISK -- The economies of certain foreign markets may not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
10
of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.


CURRENCY RISK -- Securities in which the Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as "currency risk," means that a stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.


GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS -- Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the United States' securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.




                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[DETAILS ABOUT THE FUND GRAPHIC HERE]





     Details About the Fund

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES -- The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.


Transactions effected on behalf of the Fund by the Investment Adviser may be subject to Swiss federal transactional taxes of 0.15%.


EUROPEAN ECONOMIC AND MONETARY UNION (EMU) -- A number of European countries have entered into EMU in an effort to reduce trade barriers between themselves and eliminate fluctuations in their currencies. EMU has established a single European currency (the euro), which was introduced on January 1, 1999 and is expected to replace the existing national currencies of all initial EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) were redenominated in the euro. These securities trade and make dividend and other payments only in euros. Like




                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
12
other investment companies and business organizations, including the companies in which the Fund invests, the Fund could be adversely affected:


     o If the transition to euro, or EMU as a whole, does not proceed as planned.


     o If a participating country withdraws from EMU.

     o If the computing, accounting and trading systems used by the Fund's service providers, or by other entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency.


Risks associated with certain types of securities in which the Fund may invest include:


CONVERTIBLE SECURITIES -- Convertible securities are generally debt securities or preferred stocks that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible's value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like regular debt securities; that is, if market interest rates rise, the value of a convertible usually falls. Since it is convertible into common stock, the convertible also has the same types of market and issuer risk as the value of the underlying common stock.


DERIVATIVES -- Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives are volatile and involve significant risks, including:


        CREDIT RISK -- the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.


        CURRENCY RISK -- the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.


        LEVERAGE RISK -- the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[DETAILS ABOUT THE FUND GRAPHIC HERE]



     Details About the Fund

involve leverage can result in losses that greatly exceed the amount originally invested.

LIQUIDITY RISK -- the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.


The Fund may use derivatives for hedging purposes including anticipatory hedges. The Fund may also use written options to earn income. Hedging is a strategy in which the Fund uses a derivative to offset the risk that other Fund holdings may decrease in value. While hedging can reduce losses, it can also reduce or eliminate gains if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.


BORROWING AND LEVERAGE -- The Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing may reduce the Fund's return. Certain securities that the Fund buys may create leverage including, for example, options.


SECURITIES LENDING -- The Fund may lend securities to financial institutions, which provide government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to the Fund.


ILLIQUID SECURITIES -- The Fund may invest up to 15% of its assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If the Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
14

RESTRICTED SECURITIES -- Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may get only limited information about the issuer, so it may be less able to predict a loss. In addition, if Fund management receives material adverse non-public information about the issuer, the Fund will not be able to sell the security.


Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.




STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[YOUR ACCOUNT GRAPHIC HERE]




HOW TO BUY, SELL, AND TRANSFER SHARES
--------------------------------------------------------------------------------





Shares of the Fund are offered for sale to clients of the Merrill Lynch Consults(R) Service and Merrill Lynch Strategic Portfolio Advisor(R) Service by Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc., an affiliate of Merrill Lynch.



You will not pay a sales charge when you buy or sell shares, but you will pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under a distribution plan that the Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940. The Distributor uses the money that it receives from the distribution fees to cover the costs of marketing, advertising and compensating the Merrill Lynch Financial Consultant who assists you in purchasing Fund shares.



The chart below summarizes how to buy, sell and transfer through Merrill Lynch or other securities dealers. Shares of the Fund may not be exchanged for shares of any other fund. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
16

IF YOU WANT TO             YOUR CHOICES
----------------------    ------------------------------
Buy Shares                Determine the amount of
                          your investment
                          ------------------------------
                          Have your Merrill Lynch
                          Financial Consultant submit
                          your purchase order

                          ------------------------------
Add to Your               Purchase additional shares
Investment                ------------------------------

                          Acquire additional shares
                          through the automatic
                          dividend reinvestment plan
                          ------------------------------
Transfer Shares           Transfer to a participating
to Another                securities dealer
Securities Dealer         ------------------------------

                          Transfer to a
                          non-participating securities
                          dealer
                          ------------------------------
Terminate your            Retain your shares of the
Merrill Lynch             Fund with Merrill Lynch
Consults(R) Service
or the Merrill Lynch
Strategic Portfolio
AdvisorSM Service
account
                          Transfer shares to another
                          securities dealer
                          ------------------------------
                          Sell your shares
                          ==============================



IF YOU WANT TO          INFORMATION IMPORTANT FOR YOU TO KNOW
---------------------- ---------------------------------------------------------------------------
Buy Shares             The minimum initial investment for the Fund is $5,000 for all accounts.
                       ---------------------------------------------------------------------------
                       The price of your shares is based on the next calculation of net asset value after your order is placed. Any purchase orders placed within fifteen minutes after the close of business on the New York Stock
                       Exchange will be priced at the net asset value determined that day.

                       Purchase orders placed after that time will be priced at the net asset value determined on the next business day. The Fund may reject any order to buy shares and may suspend the sale of shares at any time.
                       Merrill Lynch may charge a processing fee to confirm a purchase.
                       This fee is currently $5.35. This fee is currently waived for clients of the Merrill Lynch Consults(R) Service and of the Merrill Lynch Strategic
                       Portfolio AdvisorSM Service.
                       ---------------------------------------------------------------------------
Add to Your            The minimum investment for additional purchases is $1,000.
Investment             ---------------------------------------------------------------------------

                       All dividends and capital gains distributions are automatically reinvested without a sales charge.
                       ---------------------------------------------------------------------------
Transfer Shares        Subject to the consent of Merrill Lynch, you may transfer your Fund
to Another             shares to another securities dealer that has entered into an
Securities Dealer      agreement with Merrill Lynch. All shareholder services will be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving firm.
                       ---------------------------------------------------------------------------
                       You must either:
                       o Transfer your shares to an account with the Transfer Agent; or
                       o Sell your shares.
                       ---------------------------------------------------------------------------
Terminate your         Shares of the Fund are only distributed to current clients of the Merrill
Merrill Lynch          Lynch Consults(R) Service and of Merrill Lynch Strategic Portfolio
Consults(R) Service    AdvisorSM Service (other than reinvestment of dividends and capital
or the Merrill Lynch   gains distributions of the Fund). If you wish to terminate the Merrill
Strategic Portfolio    Lynch Consults(R) Service or the Merrill Lynch Strategic Portfolio
AdvisorSM Service      AdvisorSM Service, your shares of the Fund may be retained in a Merrill
account                Lynch brokerage account, subject to the consent of Merrill Lynch.
                       ---------------------------------------------------------------------------
                       See "Transfer shares to another securities dealer" above.
                       ---------------------------------------------------------------------------
                       See "Sell Your Shares" below.
                       ===========================================================================

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[YOUR ACCOUNT GRAPHIC HERE]




   Your Account


IF YOU WANT TO         YOUR CHOICES                    INFORMATION IMPORTANT FOR YOU TO KNOW
------------------    ------------------------------- ------------------------------------------------------------------------
Sell Your Shares      Have your Merrill Lynch         The price of your shares is based on the next calculation of net asset
                      Financial Consultant or         value after your order is placed. For your redemption request to be
                      securities dealer submit your   priced at the net asset value on the day of your request, you must
                      sales order                     submit your request to your dealer within fifteen minutes after that day's close of business on the New York Stock Exchange (the
                                                      New York Stock Exchange generally closes at 4:00 p.m. Eastern time).
                                                      Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day.
                                                      Dealers must submit redemption requests to the Fund not more than thirty minutes after the close of business on the New York Stock
                                                      Exchange on the day the request was received.

                                                      Securities dealers, including Merrill Lynch, may charge a fee to process a redemption of shares. Merrill Lynch currently charges a fee of $5.35. This fee is currently waived for clients of the Merrill Lynch
                                                      Consults(R) Service and of Merrill Lynch Strategic Portfolio AdvisorSM
                                                      Service. No processing fee is charged if you redeem shares directly through the Transfer Agent.

                                                      The Fund may reject an order to sell shares under certain
                                                      circumstances.
                                                      ------------------------------------------------------------------------
                      Sell through the Transfer       You may sell shares held at the Transfer Agent by writing to the
                      Agent                           Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter and signatures must be guaranteed. If you hold stock certificates, return the certificates with the letter. The Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds.
                                                      This delay will usually not exceed ten days.

                                                      If you hold share certificates, they must be delivered to the Transfer
                                                      Agent before they can be converted. Check with the Transfer Agent or your Merrill Lynch Financial Consultant for details.
                                                      ========================================================================

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
18

OTHER SERVICES
--------------------------------------------------------------------------------



Clients of the Merrill Lynch Consults(R) Service and the Merrill Lynch Strategic Portfolio AdvisorSM Service are currently provided, without incremental charge, the Merrill Lynch Asset Information and Measurement(R) Service. This Service provides, through quarterly reports, the ability to monitor and evaluate performance of a Merrill Lynch Consults(R) Service or Merrill Lynch Strategic Portfolio AdvisorSM Service account, including any shares of the Fund held in the account, and analyzes the risk taken to achieve the return. Shares of the Fund must be held in the account for a full quarterly period to be subject to such evaluation.


If you are a client of the Merrill Lynch Consults(R) Service, you may receive information regarding the possible change in risk posture to your domestic account due to an investment in the Fund. Each domestic investment manager employed by the Merrill Lynch Consults(R) Service is assigned a risk class, based on its performance over the last 10 years, as calculated by Merrill Lynch Consults(R) Service according to information provided by the manager. The Fund is also assigned a risk class based on its performance over the last 10 years compared to the EAFE Index, a market weighted, unmanaged index. This information is provided only to clients who have domestic Merrill Lynch Consults(R) Service accounts and own shares of the Fund in that account. The Fund does not allocate its assets proportionately to the weightings of the EAFE Index and may invest in countries that are not included in the EAFE Index. Thus, the Fund's performance may not correlate to the EAFE Index. Projections of risk posture based on a measurement of past performance of an investment manager or of an index may not accurately predict future risk posture or performance.


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

HOW SHARES ARE PRICED
--------------------------------------------------------------------------------
[YOUR ACCOUNT GRAPHIC HERE]




     Your Account



NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.


DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.


When you buy shares, you pay the NET ASSET VALUE, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value. The Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open, fifteen minutes after the close of business on the Exchange (the Exchange generally closes at 4:00 p.m. Eastern time). The net asset value used in determining your price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by the Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. If an event occurs after the close of a foreign exchange that is likely to significantly affect the Fund's net asset value, "fair value" pricing may be used. This means that the Fund may value its foreign holdings at prices other than their last closing prices, and the Fund's net asset value will reflect this.




DIVIDENDS, CAPITAL GAINS AND TAXES
--------------------------------------------------------------------

The Fund will distribute any net investment income and any net realized long or short term capital gains at least annually. If your account is with Merrill Lynch and you would like to receive DIVIDENDS in cash, contact your Merrill Lynch Financial Consultant. If your account is with the Transfer Agent and you would like to receive dividends in cash, contact the Transfer Agent.


You will pay tax on dividends from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares, any gain on the transaction may be subject to tax. The Fund intends to make distributions that will either be taxed as ordinary income or capital gains. Capital gains dividends received by individuals are generally taxed at different rates than ordinary income dividends.


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
20

"BUYING A DIVIDEND"

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before the Fund pays a dividend. The reason? If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax adviser.

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. witholding tax, unless a lower treaty rate applies.


Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund expects to make an election that will generally require shareholders to include in income their share of foreign withholding taxes paid by the Fund. Shareholders may be entitled to treat these taxes as taxes paid by them, and therefore, deduct such taxes in computing their taxable income or, in some cases, to use them as foreign tax credits against the U.S. income taxes otherwise owed.


By law, the Fund must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number or social security number.


This section summarizes some of the consequences under current federal income tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[MANAGEMENT OF THE FUND GRAPHIC HERE]




MERRILL LYNCH (SUISSE) INVESTMENT MANAGEMENT S.A.
--------------------------------------------------------------------------------





Merrill Lynch (Suisse) Investment Management S.A., the Fund's Investment Adviser, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Investment Adviser has the responsibility for making all investment decisions for the Fund. The Investment Adviser and the Fund have hired Merrill Lynch Asset Management U.K. Limited, and Fund Asset Management, L.P. affiliates of the Investment Adviser and the Fund, to manage the Fund's daily cash assets. The Fund does not pay any incremental fee for these services, although the Investment Adviser may pay a fee for services it receives. The Fund pays the Investment Adviser a fee at the annual rate of 0.75% of the average daily net assets of the Fund.



The Investment Adviser is part of the Merrill Lynch Asset Management Group, which had approximately $507 billion in investment company and other portfolio assets under management as of January 1999. This amount includes assets managed for Merrill Lynch affiliates.



Princeton Administrators L.P., an affiliate of the Investment Adviser, provides administrative services to the Fund.




A Note About Year 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Fund management that they also expect to resolve the Year 2000 Problem, and the Fund management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers of securities in which the Fund invests, and this could hurt the Fund's investment returns.


                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO
22

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------


The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.




                                                                             FOR THE YEAR ENDED OCTOBER 31,
INCREASE (DECREASE) IN                                   ----------------------------------------------------------------------
NET ASSET VALUE:                                            1998+        1997+         1996+           1995+          1994+
-------------------------------------------------------- ----------- ------------- ------------- ---------------- -------------
 PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of year                        $ 12.37    $   12.09      $  12.28      $     12.83      $  11.74
 Investment income (loss) -- net                               .05          .10       (   .05)      (      .05)      (   .12)
 Realized and unrealized gain (loss) on investments and
 foreign currency transactions -- net                       (  .40)         .97           .76       (      .18)         1.26
 Total from investment operations                           (  .35)        1.07           .71       (      .23)         1.14
 Less dividends and distributions:
 Investment income -- net                                   (  .18)           --           --               --            --
 In excess of investment income -- net                      (  .11)     (    .44)     (   .44)              --            --
 Realized gain on investments -- net                        (  .46)     (    .35)     (   .46)      (      .32)      (   .05)
 Total dividends and distributions                          (  .75)     (    .79)     (   .90)      (      .32)      (   .05)
 Net asset value, end of year                              $ 11.27    $   12.37      $  12.09      $     12.28      $  12.83
 TOTAL INVESTMENT RETURN:
 Based on net asset value per share                         ( 2.79)%        9.26%        5.93%      (     1.68)%        9.74%
 RATIOS TO AVERAGE NET ASSETS:
 Expenses                                                     2.70%         2.44%        2.37%            2.35%         2.27%
 Investment income (loss) -- net                               .39%          .84%     (   .42)%     (      .41)%     (   .56)%
 SUPPLEMENTAL DATA:
 Net assets, end of year (in thousands)                    $60,442    $  107,951     $174,921      $   197,077      $272,487
 Portfolio turnover                                          48.78%        28.62%       38.16%           17.31%        24.64%
--------------------------------------------------------   -------    ----------     --------      -----------      --------

+ Based on average shares outstanding.

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

      (This page intentionally left blank)

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

      (This page intentionally left blank)

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

      (This page intentionally left blank)

                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

POTENTIAL
INVESTORS
Open an account (two options).

     (1)
MERRILL LYNCH
FINANCIAL CONSULTANT
OR SECURITIES DEALER
Advises shareholders on their Fund investments.

DISTRIBUTORS
MERRILL LYNCH FUNDS DISTRIBUTORS,
A DIVISION OF PRINCETON FUNDS DISTRIBUTOR, INC.
P.O. Box 9081
Princeton, New Jersey 08543-9081
Arranges for the sale of Fund shares.

     (2)
TRANSFER AGENT
FINANCIAL DATA SERVICES, INC.
P.O. Box 45289
Jacksonville, Florida 32232-5289
Performs recordkeeping and reporting services.

THE FUND
THE BOARD OF TRUSTEES
OVERSEES THE FUND.

COUNSEL
SWIDLER BERLIN
SHEREFF FRIEDMAN, LLP
919 Third Avenue
New York, New York 10033-9998
Provides legal advice to the Fund.

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
202 Carnegie Center
Princeton, New Jersey 08543-5321
Audits the financial statements
of the Fund on behalf of the shareholders.

CUSTODIAN
BROWN BROTHERS HARRRIMAN & CO.
40 Water Street
Boston, Massachusetts 02109
Holds the Fund's assets for safekeeping.

INVESTMENT ADVISER
MERRILL LYNCH (SUISSE)
INVESTMENT MANAGEMENT S.A.
18 Rue De Contamines
1211 Geneva 3, Switzerland
Telephone Number
0041-22-703-1616
Manages the Fund's day-to-day activities.

ADMINISTRATOR
PRINCETON ADMINISTRATION, LP
800 Scudders Mill Road
Plainsboro, New Jersey 08536
MAILING ADDRESS
P.O. Box 9011
Princeton, New Jersey 08543-9011
Provides administrative services
 to the Fund.




                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

[FOR MORE INFORMATION GRAPHIC HERE]





SHAREHOLDER REPORTS


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.


The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at
1-800-MER-FUND.


STATEMENT OF ADDITIONAL INFORMATION


The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.


Contact your Merrill Lynch Financial Consultant or the Fund, at the telephone number or address indicated above, if you have any questions.


Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


You should rely only on the information contained in this prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.


Investment Company Act file #811-6725
Code #16458-02-99
(c)Merrill Lynch (Suisse)
Investment Management S.A.

[MERRILL LYNCH LOGO HERE]




[PROSPECTUS GRAPHIC HERE]



                             Merrill Lynch Consults
                             International Portfolio



[PROSPECTUS GRAPHIC HERE]




                               February 27, 1999

                      STATEMENT OF ADDITIONAL INFORMATION



                 MERRILL LYNCH CONSULTS INTERNATIONAL PORTFOLIO

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800


                               ----------------
     Merrill Lynch Consults International Portfolio, a Massachusetts business trust (the "Fund"), is a diversified, open-end management investment company that seeks the highest total investment return that is consistent with prudent risk through investment in a diversified international portfolio of equity securities, other than United States securities. Total investment return is the aggregate of income and capital value changes. Distribution of shares of the Fund is limited to current clients of the Merrill Lynch Consults(R) Service and of the Merrill Lynch Strategic Portfolio AdvisorSM Service. The Fund is designed for Merrill Lynch Consults(R) Service and Merrill Lynch Strategic Portfolio AdvisorSM Service clients who seek to internationally diversify a portion of their investment portfolio.


     The Fund offers shares that may be purchased at a price equal to the next determined net asset value per share. Shares of the Fund are not subject to any sales charge, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets and an ongoing distribution fee at an annual rate of 0.75% of average daily net assets. The Fund's distributor is Merrill Lynch Funds Distributors, a division of Princeton Funds Distributor, Inc.




                               ----------------
     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated February 27, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.





                               ----------------
    MERRILL LYNCH (SUISSE) INVESTMENT MANAGEMENT S.A. -- INVESTMENT ADVISER
                 MERRILL LYNCH FUNDS DISTRIBUTOR -- DISTRIBUTOR




                               ----------------
   The date of this Statement of Additional Information is February 27, 1999.

                               TABLE OF CONTENTS




                                                                                              PAGE
                                                                                             -----
Investment Objective and Policies ........................................................     3
  Convertible Securities .................................................................     4
  Foreign Investment Risks ...............................................................     5
  Derivatives ............................................................................     6
  Foreign Exchange Transactions ..........................................................     9
  Risk Factors in Options, Futures and Currency Instruments ..............................    10
  Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives .    10
  Additional Limitations on the Use of Derivatives .......................................    11
  Other Investment Policies, Practices, and Risk Factors .................................    11
  Investment Restrictions ................................................................    13
  Portfolio Turnover .....................................................................    15
Management of the Fund ...................................................................    15
  Trustees and Officers ..................................................................    15
  Compensation of Trustees ...............................................................    16
  Management and Advisory Arrangements ...................................................    17
  Code of Ethics .........................................................................    19
Purchase of Shares .......................................................................    19
  Distribution Plans .....................................................................    20
Redemption of Shares .....................................................................    21
  Redemption .............................................................................    22
  Repurchase .............................................................................    22
Pricing of Shares ........................................................................    22
  Determination of Net Asset Value .......................................................    22
  Computation of Offering Price Per Share ................................................    23
Portfolio Transactions and Brokerage .....................................................    24
  Transactions in Portfolio Securities ...................................................    24
Shareholder Services .....................................................................    25
  Investment Account .....................................................................    25
  Automatic Dividend Reinvestment Plan....................................................    26
  Merrill Lynch Asset Information and Measurement(R) Service .............................    26
Dividends and Taxes ......................................................................    26
  Dividends ..............................................................................    26
  Taxes ..................................................................................    27
  Tax Treatment of Forward Foreign Exchange Transactions .................................    28
  Special Rules for Certain Foreign Currency Transactions ................................    29
Performance Data .........................................................................    29
General Information ......................................................................    30
  Description of Shares ..................................................................    30
  Independent Auditors ...................................................................    31
  Custodian ..............................................................................    31
  Transfer Agent .........................................................................    31
  Administrator ..........................................................................    32
  Legal Counsel ..........................................................................    32
  Reports to Shareholders ................................................................    32
  Shareholder Inquiries ..................................................................    32
  Additional Information .................................................................    32
Financial Statements .....................................................................    32

                       INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the Fund is to seek the highest total investment return that is consistent with prudent risk through investment in a diversified international portfolio of equity securities, other than United States equity securities. Total investment return is the aggregate of income from and capital value changes in the Fund's portfolio securities. The investment objective of the Fund described in this paragraph is a fundamental policy that may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. There can be no assurance that the Fund will achieve its investment objective.


     For purposes of the Fund's investment objective, an issuer ordinarily will be considered to be located in the country under the laws of which it is organized or where the primary trading market of its securities is located. The Fund, however, may consider a company to be located in a country, without reference to its domicile or to the primary trading market of its securities, when at least 50% of its non-current assets, capitalization, gross revenues or profits in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in such country. The Fund also may consider closed-end investment companies to be located in the country or countries in which they primarily make their portfolio investments.


     In pursuing the Fund's investment objective, its management will utilize a fully-managed investment strategy that permits the Fund to take a flexible approach and vary its policies as to geographic and industry diversification based upon its evaluation of international economic and market trends. This evaluation could include such factors as the condition and growth potential of various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political considerations.

     The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for the Fund's portfolio as a whole. This negative correlation also may offset unrealized gains the Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility may be reduced when the various markets are combined into a single portfolio. Of course, any effects of movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.


     Under normal circumstances, the Fund will invest at least 65% of its total assests in equity securities of companies located in at least three countries other than the United States. It is expected that more than 50% of the Fund's assets will be invested in equity securities of companies located in Western Europe and the Far East, although the Fund may invest in capital markets throughout the world (excluding the United States). For purposes of the Fund's objective, equity securities include securities convertible into equity securities and securities the values of which are indexed to the market values of equity securities or indices of equity securities. A United States closed-end investment company will be considered to be a non-United States investment if it, in turn, primarily invests in non-United States securities. The Fund reserves the right, as a temporary defensive measure and to provide for redemptions, to hold cash or cash equivalents (in United States dollars or foreign currencies) and short-term securities, including money market securities. Transactions effected by the Fund may be subject to Swiss federal transactional taxes of 0.15%. Merrill Lynch (Suisse) Investment Management S.A. (the "Investment Adviser") believes that such transactional taxes will not materially affect the performance of the Fund.


     The Fund may invest in the securities of foreign issuers in the form of depositary receipts, including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or other securities convertible into securities of foreign issuers. Depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

     As part of the Merrill Lynch Consults(R) Service, Merrill Lynch may provide information to its clients regarding the possible change in risk posture of a client's domestic Merrill Lynch Consults(R) Service account due to an investment in the Fund. Risk classes are assigned to each domestic Merrill Lynch Consults(R) Service investment manager based upon an approximation of its 10 year standard deviation (which is used as a measure of volatility) as calculated by Merrill Lynch Consults(R) Service according to information provided by the manager. A risk class is assigned to the Fund based upon an approximation of the 10 year standard deviation of the Morgan Stanley Europe, Asia, Far East Index ("EAFE Index"), a market weighted, unmanaged index, as a general proxy for non-domestic equity investments. Any change in risk will be estimated only as it relates to the client's domestic Merrill Lynch Consults(R) Service account and the Fund shares held for that account and not for assets held in other domestic Merrill Lynch Consults(R) Service accounts or outside of the Merrill Lynch Consults(R) Service. The Fund, which commenced operations in 1992, does not allocate its assets proportionately to the weighting of the EAFE Index and may invest in countries that are not included in the EAFE Index. As a consequence, the Fund's performance may not correlate completely to the EAFE Index. Projections of risk posture based on a measurement of past performance of an investment manager or of an index may not accurately predict future risk posture or performance.


CONVERTIBLE SECURITIES
     Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

     The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

     In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

     Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in United States dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security.

     Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (I.E., strictly on the basis of its yield) is sometimes referred to as its "investment value." To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

     To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security.

     Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.


FOREIGN INVESTMENT RISKS

     FOREIGN MARKET RISK. Because the Fund invests in foreign securities, the Fund offers you more diversification than an investment only in the United States since prices of securities traded on foreign markets have often, though not always, moved counter to prices in the United States. Foreign security investment, however, involves special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

     FOREIGN ECONOMY RISK. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund's ability to purchase or sell foreign securities or transfer the Fund's assets or income back into the United States, or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

     CURRENCY RISK AND EXCHANGE RISK. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of the Fund. Generally, when the U.S. dollar rises in value against a foreign currency, your investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, your investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas and a weak U.S. dollar will increase returns for U.S. investors investing overseas.

     EUROPEAN ECONOMIC AND MONETARY UNION ("EMU"). For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the "Maastricht Treaty") seeks to set out a framework for the European Economic and Monetary Union ("EMU") among the countries that comprise the European Union ("EU"). Among other things, EMU establishes a single common European currency (the "euro") that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. EMU took effect for the initial EMU participants as of January 1, 1999, and was implemented over the weekend of January 1, 1999 through January 3, 1999 ("conversion weekend"). Upon implementation of EMU, certain securities issued in participating EU countries (beginning with government and corporate bonds) were redenominated in the euro, and thereafter, were listed, traded, and made dividend and other payments only in euros.

     Because any participating country may opt out of EMU within the first three years, it is possible that a significant participant could choose to abandon EMU, which would diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of the participants' national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU at any time after the conversion weekend by an initial participant could cause disruption of the financial markets as securities redenominated in euros are transferred back into that country's national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on the Fund's investments in Europe generally or in specific countries participating in EMU. Gains or losses resulting from the euro conversion may be taxable to Fund shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

     In addition, computer, accounting, and trading systems must be capable of recognizing the euro as a distinct currency immediately after the conversion weekend. Like other investment companies and business organizations, the Fund could be adversely affected if the computer, accounting, and trading systems used by the Investment Adviser, the Fund's service providers, or other entities with which the Fund or its service providers do business have not properly addressed this issue prior to January 4, 1999.

     GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the United States securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio manager to completely and accurately determine a company's financial condition.

     CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES. The Fund generally holds the foreign securities in which it invests outside the United States in foreign banks and securities depositories. These foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for the Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments.

     Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

     Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.


DERIVATIVES
  The Fund is authorized to use certain derivative instruments, including indexed and inverse securities, options and futures and to purchase and sell foreign exchange, as described below.

INDEXED AND INVERSE SECURITIES

     The Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate ("an index"). In particular, the Fund may invest in securities the values of which are indexed to the market values of equity securities, indices of equity securities, currencies or currency units. As an illustration, the Fund may invest in a debt security that pays interest and returns principal based on the change in the value of an equity securities index or a basket of equity securities, or based on the relative changes of two equity securities indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index (that is, a security the value of which will move in the opposite direction of changes). For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

     Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Fund believes that indexed securities may provide portfolio management flexibility that permits the Fund to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.


OPTIONS ON SECURITIES AND SECURITIES INDICES

     PURCHASING OPTIONS. For hedging purposes the Fund is authorized to purchase put options on securities held in its portfolio or on securities indices, the performance of which is substantially correlated with securities held in its portfolio. When the Fund purchases a put option, in consideration for an upfront payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     For hedging purposes, the Fund is also authorized to purchase call options on securities indices the performance of which substantially correlates with the performance of the types of securities it intends to purchase. When the Fund purchases a call option on a securities index, in consideration for the option premium the Fund acquires a right to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date. The purchase of a call option on an index may protect the Fund from the risks associated with attempting to identify specific securities in which to invest in a market the Fund believes to be attractive (an "anticipatory hedge").

     The Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     WRITING OPTIONS. The Fund is authorized to write (I.E., sell) call options on securities held in its portfolio or on securities indices, the performance of which is substantially correlated to securities held in its portfolio. When the Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options on securities to earn income, through the receipt of option premiums. The Fund may write call options on securities for hedging purposes. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     The Fund may also write put options on securities indices for hedging purposes. When the Fund writes a put option on a securities index, in return for an option premium the Fund agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the securities index has not declined below the specified level on or before the expiration date, the Fund will profit by the amount of the option premium. However, by writing a put option on the index, the Fund will be obligated to make a cash payment reflecting any decline in the index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying index falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a securities index only if the Fund is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options with identical expiration dates on the same index but different exercise prices (a technique called a "spread").

     The Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, the Fund will only write call or put options that are "covered." A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in "Risk Factors in Options, Futures, and Currency Instruments" below. A call option will also be considered covered if the Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities that substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument that is immediately exercisable for, or convertible into, such security.

     TYPES OF OPTIONS. The Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.



FUTURES

     The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

     The sale of a futures contract limits the Fund's risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

     The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

     The Fund will limit transactions in futures and options on futures to financial futures contracts (I.E., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for hedging purposes (including anticipatory hedges). The Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a "commodity pool operator" under regulations of the Commodity Futures Trading Commission.


FOREIGN EXCHANGE TRANSACTIONS

     The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, "Currency Instruments") for purposes of hedging against possible variations in foreign exchange rates. Such transactions may be affected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

     Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

     The Fund may also hedge against the decline in the value of a currency against the US dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See "Futures" above.

     The Fund may also hedge against the decline in the value of a currency against the US dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See "Types of Options" above and "Additional Risk Factors of OTC Transactions" below.

     The Fund will not speculate in Currency Instruments. Accordingly, the Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency.

     RISK FACTORS IN HEDGING FOREIGN CURRENCY RISKS. While the Fund's use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund's shares, the net asset value of the Fund's shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund's hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses, and decrease its total return, as the result of its hedging transactions. Furthermore, the

Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.


     It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.


RISK FACTORS IN OPTIONS, FUTURES AND CURRENCY INSTRUMENTS

     Use of Derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the Derivatives and the value of the instruments being hedged. If the value of the Derivative moves more or less than the value of the hedged instruments the Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

     The Fund intends to enter into transactions involving Derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Derivative without incurring substantial losses, if at all.

     Certain transactions in Derivatives (such as forward foreign exchange transactions, futures transactions or sales of put options) may expose the Fund to potential losses, that exceed the amount originally invested by the Fund in such instruments. When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund's exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transactions, but will not limit the Fund's exposure to loss.


ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC DERIVATIVES

     Certain Derivatives traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which the Fund may invest. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding that are held by the Fund, the market value of the securities underlying OTC call options currently outstanding that have been sold by the Fund and margin deposits on the Fund's outstanding OTC options exceed 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable.

     Because Derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparty the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Derivatives traded in

OTC markets only with financial institutions which have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.


ADDITIONAL LIMITATIONS ON THE USE OF DERIVATIVES

     The Fund may not use any Derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.


OTHER INVESTMENT POLICIES, PRACTICES, AND RISK FACTORS

     SECURITIES LENDING. The Fund may lend securities with a value not exceeding 33 1/3% of its total assets (subject to investment restriction (5) below). In return, the Fund receives collateral in an amount equal to at least 100% of the current market value of the loaned securities in cash or securities issued or guaranteed by the United States Government. The Fund receives securities as collateral for the loaned securities and the Fund and the borrower negotiate a rate for the loan premium to be received by the Fund for the loaned securities, which increases the Fund's yield. The Fund may receive a flat fee for its loans. The loans are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

     REPURCHASE AGREEMENTS. The Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the bank or primary dealer or an affiliate thereof agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This insulates the Fund from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund's return may be affected by currency fluctuations. The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days (together with other illiquid securities). Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of the default under such a repurchase agreement, instead of the contractual fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such security and the accrued interest on the security. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

     ILLIQUID OR RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of the Fund's assets in illiquid securities may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund's operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.

     The Fund may invest in securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund's investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information which may restrict the Fund's ability to conduct portfolio transactions in such securities.

     144A SECURITIES. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either (i) freely tradable in their primary markets offshore or (ii) non-investment grade debt securities which the Fund's management determines are as liquid as publicly registered non-investment grade debt securities. The Board of Directors has adopted guidelines and delegated to the Fund's management the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.


BORROWING AND LEVERAGE

     The Fund may borrow money from a bank but only as a temporary measure for extraordinary or emergency purposes including to meet redemption or settle securities transactions. Borrowing leverages the Fund, and creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

     The Fund at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

     SUITABILITY. The economic benefit of an investment in the Fund depends upon many factors beyond the control of the Fund, the Investment Adviser and its affiliates. Because of its emphasis on an international portfolio of equity securities other than United States equity securities, the Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in the Fund will depend upon, among other things, such investor's investment objectives and such investor's ability to accept the risks associated with investing in an international portfolio of equity securities other than United States equity securities, including the risk of loss of principal.

INVESTMENT RESTRICTIONS
     The Fund has adopted a number of fundamental and non-fundamental restrictions and policies relating to the investment of its assets and its activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the Fund's shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the Fund's outstanding shares). The Fund may not:

       1. Invest in the securities of any one issuer if, immediately after and as a result of such investment, (i) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the Fund's total assets, taken at market value, except that such restriction shall not apply to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities; and (ii) the Fund owns more than 10% of the outstanding voting securities of such issuer.

       2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry.

       3. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

       4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets, taken at market value, would be invested in any one such company, or (iii) 10% of the Fund's total assets, taken at market value, would be invested in such securities. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

       5. Purchase or sell real estate (including real estate limited partnerships), except that the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.


       6. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions, if applicable, shall not be considered the purchase of a security on margin.

       7. Make short sales of securities or maintain a short position in securities. This restriction does not apply to hedging transactions or positions.

       8. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts or other securities shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities as set forth in (9) below.

       9. Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value, provided that such loans may be made only in accordance with the guidelines set forth below.

       10. Issue senior securities, borrow money or pledge its assets in excess of 20% of its total assets taken at market value (including the amount borrowed) and then only from a bank as a temporary measure for extraordinary or emergency purposes including to meet redemptions or to settle securities transactions. Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only as a temporary measure for extraordinary or emergency purposes including to meet redemptions or to settle securities transactions which may otherwise require untimely dispositions of Fund securities. The Fund will not purchase securities while borrowings exceed 5% of total assets except (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. For the purpose of this restriction, collateral arrangements with respect to the writing of options, and, if applicable, futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.

       11. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which are otherwise not readily marketable, including repurchase agreements and purchase and sale contracts maturing in more than seven days, if at the time of acquisition more than 15% of its net assets would be invested in such securities. Securities which the Fund has the right to put to the issuer or a stand-by bank or broker and receive the principal amount of redemption price thereof less transaction costs, on no more than seven days' notice or when the Fund has the right to convert such securities into a readily marketable security in which it could otherwise invest upon not less than seven days' notice, are not subject to this restriction. The Fund may purchase, without regard to the foregoing limitation, securities which are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but can be offered and sold to "qualified institutional buyers," as defined under Rule 144A under the Securities Act ("Rule 144A securities"), provided that the Fund's Board of Trustees determines that such securities are liquid.

       12. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter in selling portfolio securities.

       13. Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.

       14. Purchase or sell commodities or commodity contracts, except that the Fund may deal in forward foreign exchange between currencies of the different countries in which it may invest or such currencies and the United States dollar and purchase and sell stock index and currency options and warrants, stock index futures, financial futures and currency futures contracts and related options on such futures.

     An exception to investment restriction (1) above permits the Fund to purchase securities, pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed and, accordingly, the Fund may not always realize full value on the sale of rights. Therefore, the exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would otherwise be forced either to sell securities at a time when it might not otherwise have done so or to forego exercising the rights.

     Subject to investment restriction (9) above, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions such as banks and trust companies and receive collateral in cash or securities issued or guaranteed by the United States government that will be maintained in an amount equal to at least 100% of the current market value of the loaned securities. Such cash will be invested in short-term securities, which will increase the current income of the Fund. Such loans will not be for more than 30 days and will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans. With respect to the lending of portfolio securities, there is the risk of failure by the borrower to return the securities involved in such transactions.

     In addition, to comply with tax requirements for qualification as a "regulated investment company," the Fund's investments will be limited in a manner such that, at the close of each quarter of each fiscal year, (a) no more than 25% of the Fund's total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer. For purposes of this restriction, the Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Board of Trustees of the Fund to the extent necessary to comply with changes to the Federal tax requirements.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.


PORTFOLIO TURNOVER

     The Fund has not placed any limit on its rate of portfolio turnover and securities may be sold without regard to the time they have been held when, in the opinion of the Investment Adviser, investment considerations warrant such action. As a result, the Fund's portfolio turnover rate may vary greatly from year to year or during periods within a year. Also, the use of covered call options at times when the underlying securities are appreciating in value may result in higher portfolio turnover than would otherwise be the case. The Fund pays brokerage commissions in connection with writing call options and effecting closing purchase transactions, as well as in connection with purchases and sales of portfolio securities. A high rate of portfolio turnover would result in correspondingly greater brokerage commission expenses. Portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of Government securities and of all other securities, including options, whose maturity or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the fiscal year.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Board of Trustees of the Fund consists of six individuals, five of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Information about the Trustees, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     ARTHUR ZEIKEL (66) -- PRESIDENT AND TRUSTEE (1)(2) -- Chairman of Merrill Lynch Asset Management, L.P. ("MLAM") and Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) since 1997; President of MLAM and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

     JAMES H. BODURTHA (54) -- TRUSTEE (2)(3) -- 36 Popponosset Road, Cotuit, Massachusetts 02635. Director and Executive Vice President, the China Business Group, Inc. since 1996; Chairman and Chief Executive Officer, China Enterprise Management Corporation from 1993 to 1996; Chairman, Berkshire Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993.


     HERBERT I. LONDON (59) -- TRUSTEE (2)(3) -- New York University -- Gallatin Division, 113-115 University Place, New York, New York 10003. John M. Olin Professor of Humanities, New York University since 1993 and Professor thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Trustee, Hudson Institute since 1980 and

President in 1997; Director, Damon Corporation from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993; Limited Partner, Hypertech, L.P. in 1996.


     ROBERT R. MARTIN (71) -- TRUSTEE (2)(3) -- 513 Grand Hill, St. Paul Minnesota 55102. Chairman and Chief Executive Officer, Kinnard Investments, Inc. from 1990 to 1993; Executive Vice President, Dain Bosworth from 1974 to 1989; Director, Carnegie Capital Management from 1977 to 1985 and Chairman thereof in 1979; Director, Securities Industry Association from 1981 to 1982 and Public Securities Association from 1979 to 1980; Chairman of the Board, WTC Industries, Inc. in 1994; Trustee, Northland College since 1992.


     JOSEPH L. MAY (69) -- TRUSTEE (2)(3) -- 424 Church Street, Suite 2000, Nashville, Tennessee 37219. Attorney in private practice since 1984; President, May and Athens Hosiery Mills Division, Wayne-Gossard Corporation from 1954 to 1983; Vice President, Wayne-Gossard Corporation from 1972 to 1983; Chairman, The May Corporation (personal holding company) from 1972 to 1983; Director, Signal Apparel Company since 1972.

     ANDR- F. PEROLD (46) -- TRUSTEE (2)(3) -- Morgan Hall, Soldiers Field, Boston, Massachusetts 02163. Professor, Harvard Business School since 1989 and Associate Professor from 1983 to 1989; Trustee, The Common Fund, since 1989; Director, Quantec Limited since 1991, and TIBCO from 1994 to 1996.


     TERRY K. GLENN (58) -- EXECUTIVE VICE PRESIDENT (1)(2) -- Executive Vice President of MLAM and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.


     ALAN J. ALBERT (51) -- SENIOR VICE PRESIDENT (1)(2) -- Managing Director of Private Investment Management Group of Merrill Lynch Mercury Asset Management since 1997; Senior Managing Director of Merrill Lynch Asset Management U.K. Limited from 1993 to 1997; Vice President of MLAM since 1986.

     DONALD C. BURKE (38) -- VICE PRESIDENT AND TREASURER (1)(2) -- Senior Vice President and Treasurer of FAM and MLAM since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of PFD since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.

     CHRISTOPHE VELAY (42) -- VICE PRESIDENT AND PORTFOLIO MANAGER (1) -- Portfolio Manager of Merrill Lynch Bank (Suisse) S.A. since 1986.

     LORRAINE D. MANDEL (50) -- SECRETARY (1)(2) -- Director (Legal Advisory) of MLAM since 1998; Second Vice President and Assistant General Counsel, General Reinsurance Corporation, 1992-1998.

----------
(1) Interested person, as defined in the Investment Company Act, of the Fund.
(2) Such Director or officer is a director, trustee or officer of other investment companies for which MLAM or FAM acts as Investment Adviser.
(3) Member of the Fund's Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Trustees.



     As of February 1, 1999, the officers and Trustees of the Fund as a group (11 persons) owned an aggregate of less than 1% of the outstanding shares of common stock of ML & Co. and owned an aggregate of less than 1% of the outstanding shares of the Fund.



COMPENSATION OF TRUSTEES

     The Fund pays each non-affiliated Trustee a fee of $2,500 per year plus $250 per meeting attended, together with such Trustee's actual out-of-pocket expenses relating to attendance at meetings. The Fund also compensates members of its Audit Committee, which consists of all the non-affiliated Trustees, $500 per year plus $125 for each meeting attended.

     The following table shows the compensation earned by the non-affiliated Trustees for the fiscal year ended October 31, 1998 and the aggregate compensation paid to them from all registered investment companies advised by FAM and MLAM ("FAM/MLAM Advised Funds") for the calendar year December 31, 1998.

                                                                        TOTAL COMPENSATION
                                                     PENSION OR           FROM FUND AND
                                 AGGREGATE      RETIREMENT BENEFITS      FAM/MLAM ADVISED
NAME OF                        COMPENSATION      ACCRUED AS PART OF       FUNDS PAID TO
TRUSTEE                          FROM FUND         FUND EXPENSES           TRUSTEES(1)
---------------------------   --------------   ---------------------   -------------------
James H. Bodurtha .........       $4,500               None                  $148,500
Herbert I. London .........        4,500               None                   148,500
Robert R. Martin ..........        4,500               None                   148,500
Joseph L. May .............        4,500               None                   148,500
Andre F. Perold ...........        4,500               None                   148,500

----------
(1) The Trustees serve on the boards of FAM/MLAM Advised Funds as follows: Mr. Bodurtha (25 registered investment companies consisting of 43 portfolios); Mr. London (25 registered investment companies consisting of 43 portfolios); Mr. Martin (25 registered investment companies consisting of 43 portfolios); Mr. May (25 registered investment companies consisting of 43 portfolios); and Mr. Perold (25 registered investment companies consisting of 43 portfolios).



MANAGEMENT AND ADVISORY ARRANGEMENTS

     MANAGEMENT SERVICES. The Investment Adviser provides the Fund with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Investment Adviser is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser provides all the office space, facilities, equipment and necessary personnel for management of the Fund.

     MANAGEMENT FEE. The Fund has entered into an investment advisory agreement with the Investment Adviser (the "Investment Advisory Agreement"), pursuant to which the Investment Adviser receives for its services to the Fund monthly compensation at the annual rate of 0.75% of the average daily net assets of the Fund. The table below sets forth information about the total investment advisory fees paid by the Fund to the Investment Adviser for the periods indicated.



FISCAL YEAR ENDED OCTOBER 31,      INVESTMENT ADVISORY FEE
-------------------------------   ------------------------
  1998 ........................          $  683,792
  1997 ........................          $1,061,746
  1996 ........................          $1,525,916

     PAYMENT OF FUND EXPENSES. The Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including among other things: taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by Merrill Lynch Funds Distributor, a division of PFD (the "Distributor"); charges of the custodian, any sub-custodian and transfer agent; fees of Princeton Administrators, L.P. (the "Administrator") expenses of redemption of shares; commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of unaffiliated Trustees; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. As required by the Fund's distribution agreement, its underwriters will pay certain of the promotional expenses of the Fund incurred in connection with the offering of shares of the Fund.

     ORGANIZATION OF THE INVESTMENT ADVISER. The Investment Adviser is a subsidiary of Merrill Lynch Bank (Suisse), S.A. which is, in turn, an indirect subsidiary of ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     The Investment Adviser has also entered into sub-advisory agreements with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") and Fund Asset Management, L.P. ("FAM") pursuant to which MLAM U.K. and FAM provide investment advisory services with respect to the management of the Fund's cash position. The Fund does not pay any incremental fee for this service. For the fiscal years ended October 31, 1996, 1997 and 1998, the Investment Adviser did not pay any fees to MLAM U.K. and FAM for investment advisory services provided to the Fund. The following entities may be considered "controlling persons" of MLAM
U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co. ML & Co. and Princeton Services are "controlling persons" of FAM because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.


     DURATION AND TERMINATION. Unless earlier terminated as described herein, the Investment Advisory Agreement and each Sub-Advisory Agreement will remain in effect from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. The Investment Advisory Agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by vote of a majority of the outstanding voting securities of the Fund. Each Sub-Advisory Agreement also provides that it will terminate in the event of its assignment or upon the termination of the Investment Advisory Agreement and further provides that such agreement may be terminated on 60 days' written notice by the Investment Adviser, the respective Sub-Adviser or by vote of the majority of the outstanding voting securities of the Fund.

     ADMINISTRATIVE SERVICES. Princeton Administrators, LP (the "Administrator"), an indirect subsidiary of ML & Co., acts as the Fund's administrator under the terms of the administration agreement between the Administrator and the Fund (the "Administration Agreement"). The Administrator performs or arranges for the performance of certain administrative services (I.E., services other than investment advice and related portfolio activities) necessary for the operation of the Fund, including maintaining the books and records of the Fund, preparing reports and other documents required by United States federal, state and other applicable laws and regulations to maintain the registration of the Fund and its shares, and providing the Fund with administrative office facilities. For the services rendered to the Fund and the facilities furnished, the Fund pays the Administrator a monthly fee equal to 0.25% of the Fund's average daily net assets. For the fiscal year ended October 31, 1998, the total fee paid by the Fund to the Administrator was $227,924 for these services. Also, accounting services are provided to the Fund by the Administrator and the Fund reimburses the Administrator for its costs in connection with such services on a semi-annual basis. For the fiscal year ended October 31, 1998, the Fund reimbursed the Administrator $150,624 for these services.

     The principal address of the Administrator is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

     TRANSFER AGENCY SERVICES. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $11.00 per shareholder account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

     DISTRIBUTION EXPENSES. The Fund has entered into a distribution agreement with Merrill Lynch Funds Distributor, a division of Princeton Funds Distributor, Inc. (the "Distributor") in connection with the continuous offering of shares of the Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of shares of the Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement described above.



CODE OF ETHICS

     The Board of Trustees of the Fund has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act which incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).


                               PURCHASE OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

     Shares of the Fund are offered continuously for sale to clients of the Merrill Lynch Consults(R) Service by Merrill Lynch Funds Distributor, Inc., an indirect subsidiary of ML & Co., and Merrill Lynch. The minimum initial purchase is $5,000, and the minimum subsequent purchase is $1,000. Shares of the Fund are offered to clients of Merrill Lynch Strategic Portfolio AdvisorSM Service on the same terms as offered to clients of Merrill Lynch Consults(R) Service. Merrill Lynch Strategic Portfolio AdvisorSM Service is a service designed by Merrill Lynch to provide business and individual clients with a comprehensive package of consulting, investment and account services.

     The Fund offers its shares at a public offering price equal to the next determined net asset value per share. As to purchase orders received by securities dealers, the applicable offering price will be based on the net asset value determined as of 15 minutes after the close of business on the New York Stock Exchange ("NYSE") (the NYSE generally closes at 4:00 p.m., Eastern time), on the day the orders are placed with the Distributor, provided the orders are received by the Distributor within fifteen minutes after the close of business on the NYSE. The applicable offering price for purchase orders is based upon the net asset value of the Fund next determined after receipt of the purchase order by the Distributor. If the purchase orders are not received by the Distributor within fifteen minutes after the close of business on the NYSE, such orders shall be deemed received on the next business day. Any order may be rejected by the Distributor or the Fund. The Fund or the Distributor may suspend the continuous offering of the Fund's shares to the general public at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Such fee is presently waived for clients of the Merrill Lynch Consults(R) Service and of the Merrill Lynch Strategic Portfolio AdvisorSM Service.

DISTRIBUTION PLANS

     Reference is made to "Fees and Expenses" in the Prospectus for certain information with respect to the distribution plan pursuant to Rule 12b-1 under the Investment Company Act (the "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Fund to the Distributor.

     Pursuant to the Distribution Plan, the Fund pays the Distributor ongoing distribution and account maintenance fees, which are accrued daily and paid monthly, at the annual rates of 0.75% and 0.25%, respectively, of the average daily net assets of the Fund. Pursuant to a sub-agreement with the Distributor, Merrill Lynch also provides account maintenance activities and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and Merrill Lynch for providing account maintenance activities to the Fund's shareholders. The ongoing distribution fee compensates the Distributor and Merrill Lynch for providing shareholder and distribution services and bearing distribution-related expenses of the Fund, including payments to financial consultants for selling shares of the Fund. For the fiscal year ended October 31, 1998, the Fund paid the Distributor $911,697 pursuant to the Distribution Plan, of which $683,773 was paid to Merrill Lynch for providing distribution-related services and $227,924 was paid to Merrill Lynch for providing account maintenance activities to the Fund.

     The Fund's Distribution Plan is subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of the Distribution Plan, the non-interested Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and its shareholders. The Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees then in office. In approving the Distribution Plan in accordance with Rule 12b-1, the non-interested Trustees concluded that there is reasonable likelihood that the Distribution Plan will benefit the Fund and its related shareholders. The Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. The Distribution Plan cannot be amended to increase materially the amount to be spent by the Fund without shareholder approval, and all material amendments are required to be approved by the vote of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.



     Among other things, the Distribution Plan provides that the Distributor shall provide and the Trustees shall review quarterly reports of the disbursement of the account maintenance and distribution fees paid to the Distributor. Payments under the Distribution Plan are based on a percentage of average daily net assets regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plan may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration in connection with their deliberations as to the continuance of the Distribution Plan annually, as of December 31 of each year, on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and the expenses consist of financial consultant compensation.

     As of December 31, 1997, the last date at which such fully allocated accrual data is available, the fully allocated accrual revenues of the Distributor and Merrill Lynch since the Fund commenced operations on September 14, 1992 exceeded the fully allocated accrual expenses for such period by approximately $1,848,000 (1.84% of net assets at that date). As of October 31, 1998, direct cash revenues for the period since commencement of operations exceeded direct cash expenses by approximately $6,114,495 (10.12% of net assets at that date).

     The Fund has no obligation with respect to distribution-related expenses incurred by the Distributor and Merrill Lynch and there is no assurance that the Board of Trustees of the Fund will approve the continuance of the Distribution Plan from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plan. In their review of the Distribution Plan, the Trustees will not be asked to take into consideration expenses incurred in connection with the distribution of shares of other funds for which the Distributor acts as distributor.

     The maximum sales charge rule in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-based sales charges such as the distribution fee but not the account maintenance fee. As applicable to the Fund, the maximum sales charge rule limits the aggregate distribution fee payments payable by the Fund to (1) 6.25% of the eligible gross sales of shares of the Fund (defined to exclude shares issued pursuant to dividend reinvestments), plus (2) interest on the unpaid balance, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee). To the extent payments would exceed the maximum permitted by the NASD, the Fund will not make further payments of the distribution fee; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

     The following table sets forth comparative information as of October 31, 1998 with respect to the shares of the Fund indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and the Distributor's voluntary maximum for the period September 14, 1992 (commencement of operations of the Fund) to October 31, 1998.



                                                                DATA CALCULATED AS OF OCTOBER 31, 1998
                                     --------------------------------------------------------------------------------------------
                                                                            (IN THOUSANDS)
                                                                                                                        ANNUAL
                                                                                                                     DISTRIBUTION
                                                                 ALLOWABLE                  AMOUNTS                     FEE AT
                                      ELIGIBLE     ALLOWABLE    INTEREST ON   MAXIMUM     PREVIOUSLY     AGGREGATE   CURRENT NET
                                        GROSS      AGGREGATE       UNPAID      AMOUNT       PAID TO        UNPAID       ASSET
                                      SALES(1)   SALES CHARGE    BALANCE(2)   PAYABLE   DISTRIBUTOR(3)    BALANCE      LEVEL(4)
                                     ---------- -------------- ------------- --------- ---------------- ----------- -------------
Under NASD Rule as Adopted .........  $386,707      $24,169        $9,608     $33,777       $7,087        $26,690        $453

----------
(1) Purchase price of all eligible shares sold since September 14, 1992 (commencement of operations of the Fund) other than shares acquired through dividend reinvestment.
(2) Interest is computed on a monthly basis based upon the prime rate, as reported in THE WALL STREET JOURNAL, plus 1.0%, as permitted under the NASD Rule.
(3) Consists of distribution fee payments and accruals.
(4) Provided to illustrate the extent to which the current level of distribution fee payments is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum or the NASD maximum.



                              REDEMPTION OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

     The Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. There will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Commission or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of the Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.


     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending in part on the net asset value of such shares at such time.

REDEMPTION

     A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Transfer Agent at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. Redemption requests should not be sent to the Fund. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent's register. The signature(s) on the redemption requests must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption.

     At various times the Fund may be requested to redeem shares for which it has not yet received good payment (E.G., cash, Federal funds or certified check drawn on a United States bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (E.G., cash, Federal funds or certified check drawn on a United States bank) has been collected for the purchase of such Fund shares, which will not exceed 10 days.


REPURCHASE

     The Fund also will repurchase Fund shares through a shareholder's listed securities dealer. The Fund normally will accept orders to repurchase Fund shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the dealer prior to fifteen minutes after the regular close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by the Fund from such dealer not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE, in order to obtain that day's closing price.

     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund. Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a repurchase of shares to such customers. Such fee is currently waived for clients of the Merrill Lynch Consults(R) Service and of Merrill Lynch Strategic PortfolioSM Service. Repurchases made directly through the Transfer Agent on accounts held at the Transfer Agent are not subject to the processing fee. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by the Fund may redeem Fund shares as set forth above.


                               PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

     Reference is made to "How Shares are Priced" in the Prospectus.

     The net asset value of the shares of the Fund is determined once daily Monday through Friday as of 15 minutes after the close of business on the NYSE on each day the NYSE is open for trading. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Net asset value is computed by dividing the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the fees payable to the Investment Adviser, the Administrator and Distributor, are accrued daily.

     Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trustees as the primary market. Securities traded in the over-the-counter ("OTC") market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by the Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Trustees of the Fund. Such valuations and procedures will be reviewed periodically by the Trustees.

     Generally, trading in non-U.S. securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.


COMPUTATION OF OFFERING PRICE PER SHARE

     An illustration of the computation of the offering price for shares of the Fund based on the value of the Fund's net assets and number of shares outstanding on October 31, 1998 is set forth below.


 Net Assets ....................................................................     $ 60,441,797
                                                                                     ============
 Number of Shares Outstanding ..................................................        5,360,740
                                                                                     ============
 Net Asset Value Per Share (net assets divided by number of shares outstanding)      $      11.27
 Sales Charge ..................................................................             none
                                                                                     ------------
 Offering Price ................................................................     $      11.27
                                                                                     ============

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

TRANSACTIONS IN PORTFOLIO SECURITIES

     Subject to policies established by the Board of Trustees, the Investment Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage. The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. Where possible, the Fund deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. It is the policy of the Fund to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price (including the applicable dealer spread or commission), the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved. The portfolio securities of the Fund generally are traded on a principal basis and normally do not involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Fund primarily consists of dealer or underwriter spreads. While reasonable competitive spreads or commissions are sought, the Fund will not necessarily be paying the lowest spread or commission available. Transactions with respect to the securities of small and emerging growth companies in which the Fund may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely traded securities.

     Subject to obtaining the best net results, broker-dealers who provide supplemental investment research (such as information concerning economic data and market forecasts) to the Investment Adviser may receive orders for transactions by the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreement and the expense of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research obtained from such broker-dealers might be used by the Investment Adviser in servicing all of its accounts and all such research might not be used by the Investment Adviser in connection with the Fund. Consistent with the Conduct Rules of the NASD and policies established by the Trustees of the Fund, the Investment Adviser may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     For the fiscal year ended October 31, 1998, brokerage commissions paid to Merrill Lynch aggregated $30,933, which comprised 9.8% of the Fund's aggregate brokerage commissions paid and involved 9.8% of the Fund's aggregate dollar amount of transactions involving payment of commissions during the year. For the fiscal year ended October 31, 1997, brokerage commissions paid to Merrill Lynch aggregated $59,811, which comprised 12.5% of the Fund's aggregate brokerage commissions paid and involved 14.1% of the Fund's aggregate dollar amount of transactions involving payment of commissions during the year. For the fiscal year ended October 31, 1996, brokerage commissions paid to Merrill Lynch aggregated $107,010, which comprised 20.20% of the Fund's aggregate brokerage commissions paid and involved 20.1% of the Fund's aggregate dollar amount of transactions involving payment of commissions during the year. Aggregate brokerage commissions paid by the Fund are set forth in the following table:



                        BROKERAGE
    FISCAL YEAR        COMMISSIONS
 ENDED OCTOBER 31,        PAID
-------------------   ------------
        1998            $314,844
        1997            $477,435
        1996            $528,752

     Under the Investment Company Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Fund, including Merrill Lynch and any of its affiliates, will not serve as the Fund's dealer in such transactions. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Fund that either comply with rules adopted by the Commission or with interpretations of the Commission staff.

     Certain court decisions have raised questions as to the extent to which investment companies should seek exemptions under the Investment Company Act in order to seek to recapture underwriting and dealer spreads from affiliated entities. The Trustees have considered all factors deemed relevant and have made a determination not to seek such recapture at this time. The Trustees will reconsider this matter from time to time.

     Section 11(a) of the Exchange Act generally prohibits members of the U.S. national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with a statement setting forth the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Fund and annual statements as to aggregate compensation will be provided to the Fund. Securities may be held by, or be appropriate investments for, the Fund as well as other funds or investment advisory clients of the Investment Adviser or MLAM.

     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which the Investment Adviser or an affiliate act as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services and investment plans described below that are designed to facilitate investment in shares of the Fund. Full details as to each of such services, copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch.


INVESTMENT ACCOUNT

     Distribution of shares of the Fund (other than reinvestment of dividends and capital gains distributions of the Fund) is limited to current clients of the Merrill Lynch Consults(R) Service and of the Merrill Lynch Strategic Portfolio AdvisorSM Service. Shareholders will receive statements of dividends and capital gains.

     If a client terminates the Merrill Lynch Consults(R) Service or the Merrill Lynch Strategic Portfolio AdvisorSM Service, the client's shares may be retained in the client's Merrill Lynch brokerage account, subject to the consent of Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened automatically at the Transfer Agent.

     Share certificates are issued only for full shares and only upon the specific request of a shareholder who has an Investment Account. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

     Subject to the consent of Merrill Lynch, shareholders may transfer their account to another securities dealer that has entered into an agreement with Merrill Lynch. Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder either must redeem the shares so that the cash proceeds can be transferred to the account at the new firm or continue to maintain a retirement account at Merrill Lynch for those shares. Shareholders interested in transferring their shares from Merrill Lynch may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he or she be issued certificates for his or her shares and then must turn the certificates over to the new firm for re-registration in the new brokerage firm's name.


AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested in additional full and fractional shares of the Fund. Such reinvestment will be at the net asset value of shares of the Fund as of the close of business on the NYSE on the monthly payment date for such dividends.

     Shareholders may, at any time, by contacting the Merrill Lynch Consults(R) Service or the Merrill Lynch Strategic Portfolio AdvisorSM Service or their financial consultant, or by written notification to Merrill Lynch if their account is maintained with Merrill Lynch, or by written notification or by telephone (1-800-MER-FUND) to the Transfer Agent, if their account is maintained with the Transfer Agent elect to have subsequent dividends paid in cash, rather than reinvested in shares of the Fund or vice versa (provided that, in the event that a payment on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. The Fund is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.


MERRILL LYNCH ASSET INFORMATION AND MEASUREMENT(R) SERVICE

     Clients of the Merrill Lynch Consults(R) Service and of the Merrill Lynch Strategic Portfolio AdvisorSM Service are currently provided, without incremental charge, the Merrill Lynch Asset Information and Measurement(R) Service ("AIM(R)"). AIM(R) currently provides, through quarterly reports, the ability to monitor and evaluate performance of their Merrill Lynch Consults(R) Service or Merrill Lynch Strategic Portfolio AdvisorSM Service account, including shares of the Fund held in the account, and analyzes the risk taken to achieve the return. Shares of the Fund must be held in the account for a full quarterly period to be subject to such evaluation.


                               DIVIDENDS AND TAXES

DIVIDENDS

     It is the Fund's intention to distribute all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to the Fund's shareholders at least annually. See "Shareholder Services -- Automatic Dividend Reinvestment Plan" for information as to how to elect either dividend reinvestment or cash payments.

TAXES

     The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. The Fund intends to distribute substantially all of such income. To qualify for this treatment, the Fund must, among other things, (a) derive at least

90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts (the "Income Test"); and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities).

     Dividends paid by the Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income even though reinvested in Fund shares. Distributions made from the Fund's net realized capital gains are taxable to a shareholder as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares, and even though reinvested in Fund shares. Any loss upon the sale or exchange of Fund Shares held for six months or less will be treated as long term capital loss to the extent of any capital gains dividends received by the shareholder.

     Any net capital gains dividends (I.E., the excess of net capital gains from the sale of assets held for more than 12 months over net short-term capital losses, and including such gains from certain transactions in futures and options) distributed to shareholders will be taxable as long-term capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum capital gains rate for individuals is 20% with respect to assets held for more than 12 months. The maximum capital gains rate for corporate shareholders currently is the same as the maximum tax rate for ordinary income.

     Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. It is not expected that any portion of the dividends paid by the Fund will be eligible for the corporate dividends received deduction. If the Fund pays a dividend that was declared in the previous October, November or December to shareholders of record in such a month, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which the dividend was declared.

     Ordinary income dividends paid by the Fund to shareholders who are non-resident aliens generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

     Investment income received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Certain shareholders may be able to claim United States foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. If more than 50% in value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund generally will be required to include their proportionate share of such taxes in their United States income tax returns as gross income, treat such proportionate share as taxes paid by them and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain restrictions and the shareholders and the Fund satisfying certain minimum stock ownership holding periods, use them as foreign tax credits against their United States income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. Foreign tax credits cannot be claimed by certain retirement accounts. A shareholder that is a nonresident alien individual or a foreign entity may be subject to United States withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such United States tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gains dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     Upon a sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months and long-term capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any capital loss will be treated as long-term capital loss if the shares were held for more than one year. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).


     When you sell shares in the Fund, you may realize a gain or loss. Generally, any loss realized on a sale of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     The Fund may invest in equity securities of investment companies (or similar investment entities) organized under foreign law or of ownership interests in special accounts, trusts or partnerships. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund, will be treated as owning shares in a passive foreign investment company ("PFIC") for United States Federal income tax purposes. The Fund may be subject to United States Federal income tax, and an additional tax in the nature of interest, on a portion of distributions from such company and on gain from the disposition of such shares (collectively referred to as "excess distributions"), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income (treated as ordinary income) in a particular year in excess of the distributions received from such PFICs.


TAX TREATMENT OF FORWARD FOREIGN EXCHANGE TRANSACTIONS

     The Fund may write, purchase or sell options, futures or forward foreign exchange contracts. Unless the Fund is eligible to make and makes a special election, such options, futures or forward foreign exchange contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, I.E., each option, futures or forward foreign exchange contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in options, futures or forward foreign exchange contracts will be 60% long-term and 40% short-term capital gain or loss.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of the Fund's transactions in options, futures or forward foreign exchange contracts. Under Section 1092, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in forward foreign exchange contracts. Similarly, Code Section 1091, which deals with "wash sales," may cause the Fund to postpone recognition of certain losses for tax purposes; Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes and Code Section 1259, which deals with "Constructive Sales" of appreciated financial positions (E.G. stock), may treat the Fund as having recognized income before the time that such income is economically recognized by the Fund.

SPECIAL RULES FOR OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

     In general, gains from "foreign currencies" and from forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to the Fund.

     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from forward contracts will be treated as ordinary income or loss under Code Section 988. In certain circumstances, the Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income dividends. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary income dividends, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder's basis in his Fund shares.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

     Dividends and gains on the sale or exchange of shares of the Fund may also be subject to state and local taxes.

     Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.


                                PERFORMANCE DATA

     From time to time the Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) any maximum applicable sales charge will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding any maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. The Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

     Set forth in the table below is total return information for shares of the Fund for the period indicated.



                                                            EXPRESSED AS       REDEEMABLE VALUE
                                                            A PERCENTAGE       OF A HYPOTHETICAL
                                                             BASED ON A        $1,000 INVESTMENT
                                                            HYPOTHETICAL         AT THE END OF
PERIOD                                                   $1,000 INVESTMENT        THE PERIOD
-----------------------------------------------------   -------------------   ------------------
                                                              AVERAGE ANNUAL TOTAL RETURN
          One Year Ended October 31, 1998 ...........          (2.79%)           $   972.10
          Five Years Ended October 31, 1998 .........           3.95%            $ 1,213.80
          Inception (September 14, 1992) to
            October 31, 1998 ........................           5.95%            $ 1,425.00
                                                                    ANNUAL TOTAL RETURN
          Year Ended October 31,
          1998 ......................................          (2.79%)           $   972.10
          1997 ......................................           9.26%            $ 1,092.60
          1996 ......................................           5.93%            $ 1,059.30
          1995 ......................................          (1.68%)           $   983.20
          1994 ......................................           9.74%            $ 1,097.40
          1993 ......................................          22.29%            $ 1,222.90
          Inception (September 14, 1992) to
            October 31, 1992 ........................          (4.00)%           $   960.00
                                                                  AGGREGATE TOTAL RETURN
          Inception (September 14, 1992) to
            October 31, 1998 ........................          42.50%            $ 1,425.00

     On occasion, the Fund may compare its performance to that of the Morgan Stanley Europe, Asia, Far East Index, Standard & Poor's 500 Index, the Dow Jones Industrial Average or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., MONEY MAGAZINE, U.S. NEWS & WORLD REPORT, BUSINESS WEEK, CDA INVESTMENT TECHNOLOGY, INC., FORBES MAGAZINE and FORTUNE MAGAZINE or other industry publications. When comparing its performance to a market index, the Fund may refer to various statistical measures derived from the historic performance of the Fund and the index, such as standard deviation and beta. As with other performance data, performance comparisons should not be considered indicative of the Fund's relative performance for any future period. In addition, from time to time the Fund may include its risk-adjusted performance ratings assigned by Morningstar Publications, Inc. in advertising or supplemental sales literature.

     The Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Fund is an unincorporated business trust organized on June 26, 1992 under the laws of Massachusetts. It is a diversified, open-end management investment company. The Trustees are authorized to issue an unlimited number of full and fractional shares of beneficial interest of $.10 par value of different classes. Shareholder approval is not required for the authorization of additional classes of shares of the Trust. The Trust has received an order from the Commission permitting the issuance and sale of two classes of shares.

     Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Trustees and any other matter submitted to a shareholder vote. The Fund does not intend to hold meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Trustees; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent auditors. Voting rights for Trustees are not cumulative. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Redemption rights are discussed elsewhere herein and in the Prospectus. Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Share certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case. Shareholders may cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees at the request of 10% of the outstanding shares of the Fund. A Trustee may be removed at a special meeting of shareholders by a vote of a majority of the votes entitled to be cast for the election of Trustees.

     The Declaration of Trust of the Fund contemplates that the Fund may be terminated, soley upon a vote of the Board of Trustees of the Fund, and without a vote of shareholders, within five years after it commences operations if the Fund does not have net assets in excess of $100 million. Shareholders should be aware that their investment in the Fund may be liquidated in such event. Among other consequences, this could result in a taxable event for shareholders.

     The Declaration of Trust establishing the Fund, dated June 26, 1992 and amended on July 31, 1992, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Consults International Portfolio" refers to the Trustees under the Declaration collectively as trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent or the Fund shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Fund but the "Trust Property" only shall be liable.


INDEPENDENT AUDITORS

     Ernst & Young LLP, 202 Carnegie Center, Princeton, New Jersey 08543-5321, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interested Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.


CUSTODIAN

     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 (the "Custodian"), acts as custodian of the Fund's assets. Under its contract with the Fund, the Custodian is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.


TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell and Transfer -- Through the Transfer Agent" in the Prospectus.

ADMINISTRATOR

     Princeton Administrators, LP, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, acts as the Fund's administrator. See "Management and Advisory Arrangements -- Administrator Services."


LEGAL COUNSEL

     Swidler Berlin Shereff Friedman, LLP, 919 Third Avenue, New York, New York 10022 is counsel for the Fund.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on October 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.


ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.


     To the knowledge of the Fund, no person or entity owned beneficially 5% or more of the Fund's shares as of February 1, 1999.



                              FINANCIAL STATEMENTS

     The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

CODE #16459-02-99

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.




  EXHIBIT
  NUMBER                                                   DESCRIPTION
----------   ------------------------------------------------------------------------------------------------------
     1       -- Amended and Restated Declaration of Trust of Registrant.1
     2       -- By-Laws of Registrant.6
     3       -- Instruments Defining Rights of Shareholders (Incorporated by reference to Exhibits 1 and 2 hereof)
     4(a)    -- Investment Advisory Agreement between Registrant and Merrill Lynch (Suisse) Investment
                Management S.A.2
     4(b)    -- Sub-Advisory Agreement between Merrill Lynch (Suisse) Investment Management S.A., Registrant
                and Fund Asset Management, Inc.2
     4(c)    -- Sub-Advisory Agreement between Merrill Lynch (Suisse) Investment Management S.A., Registrant
                and Merrill Lynch Asset Management U.K. Limited.2
     5       -- Distribution Agreement between Registrant and Merrill Lynch Funds Distributor, Inc.2
     6       -- None.
     7       -- Custody Agreement between Registrant and Brown Brothers Harriman & Co.2
     8(a)    -- Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency
                Agreement between Registrant and Financial Data Services, Inc.2
     8(b)    -- Administration Agreement between Registrant and Princeton Administrators, Inc.2
     8(c)    -- License Agreement Relating to Use of Name between Merrill Lynch & Co., Inc. and the
                Registrant.2
     9       -- Opinion of counsel for Registrant.6
    10       -- Consent of Ernst & Young LLP, independent auditors for the Registrant.
    11       -- None.
    12       -- Certificate of Merrill Lynch (Suisse) Investment Management S.A.2
    13       -- Distribution Plan of Registrant.2
    14(a)    -- Financial Data Schedule.
    14(b)    -- Other Exhibits.
             -- Powers of Attorney for Officers and Trustees.
             -- Arthur Zeikel2
             -- Herbert I. London2
             -- Joseph L. May2
             -- Andr- F. Perold3
             -- Robert R. Martin.4
    14(c)    -- Power of Attorney for James H. Bodurtha5
    14(d)    -- Power of Attorney for Donald C. Burke
    15       -- None.


---------
1 Incorporated by reference to same numbered exhibit to Pre-Effective Amendment
  No. 1 to Registrant's Registration Statement on Form N-1A (File No.
  33-49354).


2 Incorporated by reference to the corresponding exhibit number in Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-49354) as set forth below:





  EXHIBIT    INCORPORATED BY REFERENCE
   NUMBER        TO EXHIBIT NUMBER
----------- --------------------------
  4(a)        5(a)
  4(b)        5(b)
  4(c)        5(c)
5           6
7           8
  8(a)        9(a)
  8(b)        9(b)
  8(c)        9(c)
12          13
13          15
 14(b)       17(b)
 14(c)       17(c)


3 Incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 1 to
 Registrant's Registration Statement on Form N-1A (File No. 33-49354).

4 Incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File No. 33-49354).

5 Incorporated by reference to Exhibit 17(c) to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A (File No. 33-49354).



6 Incorporated by reference to the corresponding exhibit number in Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-49354) as set forth below:


 EXHIBIT   INCORPORATED BY REFERENCE
  NUMBER       TO EXHIBIT NUMBER
--------- --------------------------
   2                  2
   9                  10


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not Applicable.


ITEM 25. INDEMNIFICATION.

     Reference is made to Article V and Article XI of Registrant's Declaration of Trust, Section 9 of the Distribution Agreement, Article IV of the Investment Advisory Agreement and Article IV of the Sub-Advisory Agreements.

   (A) DECLARATION OF TRUST


                                   ARTICLE V
         LIMITATIONS OF LIABILITY OF SHAREHOLDERS, TRUSTEES AND OTHERS

     5.1 NO PERSONAL LIABILITY OF SHAREHOLDERS, TRUSTEES, ETC. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from his bad faith, willful misfeasance, gross negligence or reckless disregard of his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, he shall not on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this
Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

     5.2 NON-LIABILITY OF TRUSTEES, ETC. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, will misfeasance, gross negligence or reckless disregard of his duties.

     5.3 MANDATORY INDEMNIFICATION. The Trust shall indemnify each of its Trustees, officers, employees and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, has been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     5.4 NO BOND REQUIRED OF TRUSTEES. No Trustee shall, as such, be obligated to give any bond or surety or other security for the performance of any of his duties hereunder.

     5.5 NO DUTY OR INVESTIGATION; NOTICE IN TRUST INSTRUMENTS, ETC. No purchaser, lender, transfer agent or other person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees or by any officers, employees or agents of the Trust, in their capacity as such, shall contain an appropriate recital to the effect that the Shareholders, Trustees, officers, employees and agents of the Trust shall not personally be bound by or liable thereunder, nor shall resort be had to their private property for the satisfaction of any obligation or claim thereunder, and appropriate references shall be made herein to the Declaration, and may contain any further recital which they may deem appropriate, but the omission of such recital shall not operate to impose personal liability on any of the Trustees, Shareholders, officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

     5.6 RELIANCE ON EXPERTS, ETC. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books or account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by any investment adviser, distributor, selected dealers, accountants, appraisers or other experts or consultants elected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.


                                  ARTICLE XI
           DURATION; TERMINATION OF TRUST; AMENDMENT; MERGERS, ETC.

11.3. AMENDMENT PROCEDURE.

     (a) This Declaration may be amended by the affirmative vote of the holders of not less than a majority of the Shares at any meeting of Shareholders or by an instrument in writing, without a meeting, signed by a majority of the Trustees and consented to by the holders of not less than a majority of such Shares. The Trustees may also amend this Declaration without the vote or consent of Shareholders if they deem it necessary to conform this Declaration to the requirements of applicable federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing so to do.

     (b) Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessment upon Shareholders.

     (B) DISTRIBUTION AGREEMENT

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     (C) INVESTMENT ADVISORY AGREEMENT; SUB-ADVISORY AGREEMENTS

     The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.

     Article IV of the Investment Advisory Agreement between Registrant and Merrill Lynch (Suisse) Investment Management S.A. (the "Investment Adviser") (Exhibit 5(a) to Registrant's Registration Statement on Form N-1A) limits the liability of the Investment Adviser to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties under the Investment Advisory Agreement.

     Article IV of the Subadvisory Agreements between the Investment Adviser, Registrant, and Fund Asset Management Inc. (now called Fund Asset Management, L.P.) ("FAM") and between the Investment Adviser, Registrant, and Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") (Exhibits 5(b) and 5(c), respectively, to Registrant's Registration Statement on Form N-1A) limits the liability of FAM and MLAM U.K. to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties, or by reason of reckless disregard of their respective obligations and duties under the Subadvisory Agreements.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The Investment Adviser does not act as investment adviser for any other investment companies registered under the Investment Company Act. The address of the Investment Adviser and Merrill Lynch Bank (Suisse) S.A. is 7 Rue Munier-Romilly, 1206 Geneva, Switzerland. For information as to the Investment Adviser's business, profession, vocation or employment of a substantial nature, reference is made to the Form ADV, as amended to date, filed by the Investment Adviser (File No. 801-42073) pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act").

     Merrill Lynch Asset Management, L.P. ("MLAM") acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Eurofund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisory Trust.

     Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA

Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Insured Fund, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide Dollar Vest Fund, Inc.

     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2646. The address of MLAM, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of The Fund's Transfer Agent, Financial Data Services ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since October 31, 1996 for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President of substantially all of the investment companies described in the first two paragraphs of this Item 26.

                            POSITION(S) WITH THE          OTHER SUBSTANTIAL BUSINESS, PROFESSION,
NAME                        INVESTMENT ADVISER                   VOCATION OR EMPLOYMENT
--------------------------- -----------------            ----------------------------------------
Arthur Zeikel               President and Director       Chairman of MLAM and FAM; President of MLAM and
                                                         FAM from 1977 to 1997; Chairman and
                                                         Director of Princeton Services; President
                                                         of Princeton Services from 1993 to 1997;
                                                         Executive Vice President of ML & Co.

Juerg C. Boller             Director and General         Manager of the Portfolio Management
                            Manager                      Department of Merrill Lynch Bank
                                                         (Suisse)

Stephan W. Feller           Director                     Portfolio Manager of the Merrill Lynch Bank (Suisse)

     Set forth below is a list of each executive officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since October 31, 1996 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Burke is Vice President and Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano, Harvey, Kirstein and Monagle are officers of one or more of such companies.

                                       POSITIONS WITH        OTHER SUBSTANTIAL BUSINESS, PROFESSION,
NAME                                         FAM                      VOCATION OR EMPLOYMENT
-------------------------------- -------------------------- -----------------------------------------
   ML & Co ..................... Limited Partner            Financial Services Holding Company;
                                                            Limited Partner of MLAM.
   Princeton Services .......... General Partner            General Partner of MLAM.
   Arthur Zeikel ............... Chairman                   Chairman of MLAM; President of
                                                            MLAM and FAM from 1977 to 1997;
                                                            Chairman and Director of Princeton
                                                            Services; President of Princeton
                                                            Services from 1993 to 1997;
                                                            Executive Vice President of ML & Co.
   Jeffrey M. Peek ............. President                  President of MLAM; President and
                                                            Director of Princeton Services;
                                                            Executive Vice President of ML & Co.;
                                                            Managing Director and Co-Head of the
                                                            Investment Banking Division of Merrill
                                                            Lynch in 1997; Senior Vice President
                                                            and Director of the Global Securities
                                                            and Economics division of Merrill
                                                            Lynch from 1995 to 1997.
   Terry K. Glenn .............. Executive Vice President   Executive Vice President of MLAM;
                                                            Executive Vice President and Director
                                                            of Princeton Services; President and
                                                            Director of PFD; Director of FDS;
                                                            President of Princeton Administrators.
   Donald C. Burke ............. Senior Vice President      Senior Vice President, Treasurer and
                                  and Treasurer             Director of Taxation of MLAM; Senior
                                                            Vice President and Treasurer of
                                                            Princeton Services; Vice President of
                                                            PFD; First Vice President of MLAM
                                                            from 1997 to 1999; Vice President of
                                                            MLAM from 1990 to 1997.
   Michael G. Clark ............ Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services;
                                                            Director and Treasurer of PFD; First
                                                            Vice President of MLAM from 1997 to
                                                            1999; Vice President of MLAM from
                                                            1996 to 1997.
   Mark A. Desario ............. Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services
   Linda L. Feredici ........... Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.
   Vincent R. Giordano ......... Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.
   Elizabeth A. Griffin ........ Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.
   Norman R. Harvey ............ Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.

                                POSITIONS WITH      OTHER SUBSTANTIAL BUSINESS, PROFESSION,
NAME                                 FAM                     VOCATION OR EMPLOYMENT
-------------------------- ----------------------- -----------------------------------------
   Michael J. Hennewinkel ...... Senior Vice President,     Senior Vice President, Secretary and
                                 Secretary and General      General Counsel of MLAM; Senior
                                 Counsel                    Vice President of Princeton Services.
   Philip L. Kirstein .......... Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President, Director and Secretary
                                                            of Princeton Services.
   Ronald M. Kloss ............. Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.
   Debra W. Landsman-Yaros ..... Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services;
                                                            Vice President of PFD.
   Stephen M.M. Miller ......... Senior Vice President      Executive Vice President of Princeton
                                                            Administrators; Senior Vice President
                                                            of Princeton Services.
   Joseph T. Monagle, Jr. ...... Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.
   Brian A. Murdock ............ Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.
   Gregory D. Upah ............. Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.
   Ronald L. Welburn ........... Senior Vice President      Senior Vice President of MLAM; Senior
                                                            Vice President of Princeton Services.

     (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., The Municipal Fund Accumulation Program, Inc., Merrill Lynch EuroFund, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Growth Fund, Merrill Lynch Global Resources Trust, Merrill Lynch Healthcare Fund, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., Worldwide DollarVest Fund, Inc., and Merrill Lynch Short-Term Global Income Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since October 31, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel and Albert are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26:

                               POSITIONS WITH         OTHER SUBSTANTIAL BUSINESS,
NAME                             MLAM U.K.        PROFESSION, VOCATION OR EMPLOYMENT
--------------------------- ------------------- --------------------------------------
   Arthur Zeikel .......... Director and        Chairman of MLAM and FAM;
                             Chairman           President of MLAM and FAM from
                                                1977 to 1997; Chairman and Director
                                                of Princeton Services; President of
                                                Princeton Services from 1993 to
                                                1997; Executive Vice President of ML
                                                & Co.
   Alan J. Albert ......... Senior Managing     Vice President of MLAM.
                             Director
   Nicholas C.D. Hall ..... Director            Director of Merrill Lynch Europe PLC;
                                                General Counsel of Merrill Lynch
                                                International Private Banking Group.
   Carol Ann Langham ...... Company Secretary   None
   Debra Anne Searle ...... Assistant Company   None
                             Secretary


ITEM 27. PRINCIPAL UNDERWRITERS.


     (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the second paragraph of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., The Municipal Fund Accumulation Program, Inc., and also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Municipal Strategy Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of officers Crook, Aldrich, Brody, Breen, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

                                            (2)                        (3)
               (1)                 POSITIONS AND OFFICES      POSITIONS AND OFFICES
              NAME                       WITH MLFD               WITH REGISTRANT
-------------------------------- ------------------------ -----------------------------
    Terry K. Glenn ............. President and Director   Executive Vice President
    Michael G. Clark ........... Director and Treasurer   None
    Thomas J. Verage ........... Director                 None
    Robert W. Crook ............ Senior Vice President    None
    Michael J. Brady ........... Vice President           None
    William M. Breen ........... Vice President           None
    Donald C. Burke ............ Vice President           Vice President and Treasurer
    James T. Farseas ........... Vice President           None
    Debra W. Landsman-Yaros .... Vice President           None
    Michelle T. Lau ............ Vice President           None
    Salvatore Venezia .......... Vice President           None
    William Wasel .............. Vice President           None
    Robert Harris .............. Secretary                None


     (c) Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536-9011, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 and Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

ITEM 29. MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Fund" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management related service contract.


ITEM 30. UNDERTAKINGS.

     Not applicable.

                                  SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT UNDER RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE TOWNSHIP OF PLAINSBORO, AND STATE OF NEW JERSEY, ON THE 26TH DAY OF FEBRUARY, 1999.


                                    MERRILL LYNCH CONSULTS
                                    INTERNATIONAL PORTFOLIO
                                       (Registrant)



                                    By:   /S/ ARTHUR ZEIKEL

                                       ----------------------------------------

                          (ARTHUR ZEIKEL, PRESIDENT)


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE(S) INDICATED.




                SIGNATURE                               TITLE                    DATE
-----------------------------------------  ------------------------------ ------------------
    /S/ ARTHUR ZEIKEL                      President and Trustee          February 26, 1999
   ----------------------------------
  (ARTHUR ZEIKEL)                          (Principal Executive
                                           Officer)
    DONALD C. BURKE*                       Vice President and Treasurer
   ----------------------------------
  (DONALD C. BURKE)                        (Principal Financial and
                                           Accounting Officer)
    JAMES H. BODURTHA*                     Trustee
   ----------------------------------
  (JAMES H. BODURTHA)
    HERBERT I. LONDON*                     Trustee
   ----------------------------------
  (HERBERT I. LONDON)
    ROBERT R. MARTIN*                      Trustee
   ----------------------------------
  (ROBERT R. MARTIN)
    JOSEPH L. MAY*                         Trustee
   ----------------------------------
  (JOSEPH L. MAY)
    ANDR- F. PEROLD*                       Trustee
   ----------------------------------
  (ANDR- F. PEROLD)
   *By   /S/ ARTHUR ZEIKEL                                                February 26, 1999
      ------------------------------
  (ARTHUR ZEIKEL, ATTORNEY-IN-FACT)

                                 EXHIBIT INDEX





   EXHIBIT
    NUMBER                                                                             DESCRIPTION
-------------                                                                         ------------
  10          Consent of Ernst & Young LLP, independent auditors for the Registrant.
   14(a)      Financial Data Schedule.
   14(d)      Power of Attorney for Donald C. Burke